INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of income tax [Abstract]
Loss before income taxes	$ 5,621	$ 8,250	$ 13,008
Income tax recovery at statutory rates	(1,518)	(2,227)	(3,512)
Difference of foreign tax rates	(7)	(13)	19
Non-deductible expenses and non-taxable portion of capital gains	921	983	1,061
Changes in unrecognized deferred tax assets and other	646	1,250	2,487
Income tax expense (recovery)	42	(7)	55
Income tax (recovery) expense consists of:
Current income taxes	0	0	0
Deferred income taxes	42	(7)	55
Deferred income tax expense (recovery)	$ 42	$ (7)	$ 55